LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	¥ 5,142,639
2024	3,916,301
2025	1,857,957
2026	622,691
2027	282,154
Thereafter	386,609
Total undiscounted lease payments	12,208,351
Less: imputed interest	(636,076)
Total lease liabilities	¥ 11,572,275	¥ 7,055,729